--------------------------------------------------------------------------------


                           UBS
                           SMALL CAP
                           FUND

                           -----------

                           UBS
                           PRIVATE INVESTOR
                           FUNDS, INC.



                           SEMI-ANNUAL REPORT
                           JUNE 30, 1998



--------------------------------------------------------------------------------

UBS Private Investor Funds, Inc.
Chairman's Letter
--------------------------------------------------------------------------------

Dear Shareholder,

Thank you for your investment in the UBS Small Cap Fund, which is part of the UBS Private Investor Funds.

We are pleased to provide you with the Fund's semi-annual report for the six months ended June 30, 1998. This report contains a letter from the portfolio manager discussing the performance of the Fund for the six months ended June 30, 1998, including a market overview. In addition, it includes a complete set of financial statements as well as a schedule of investments.

The UBS Private Investor Funds are an integral part of the asset allocation service provided by The Private Bank* of Union Bank of Switzerland, the largest bank in Switzerland. The Funds provide investment opportunities in U.S. and international securities markets to enhance investment performance, diversify risk and preserve capital within your investment objectives.

The UBS Private Investor Funds bring you:

       The expertise of The Private Bank's professional money managers

       Global investment perspective and knowledge

       A high priority on financial stability and preservation of wealth

As you are aware, in December, 1997, Union Bank of Switzerland and Swiss Bank Corporation ('SBC') announced their intention to merge. Early in February, 1998, the shareholders of UBS and SBC overwhelmingly approved the proposed merger. The merger was completed on Monday June 29, 1998, creating UBS A.G.

UBS A.G. is a top-tier global financial services company which concentrates on clearly defined core businesses. As private banking and asset management are core businesses of the bank, shareholders of the UBS Private Investor Funds will continue to see a commitment to growing and building the mutual fund business.

We will continue to keep you informed of any new developments as they occur.

To learn more about the other UBS Private Investor Funds, please call (888) UBS-FUND. You will be provided with a copy of the prospectus which contains more complete information including charges and expenses. Please read it carefully before investing.

We appreciate your confidence in the UBS Private Investor Funds.

Sincerely,

Dr. HansPeter Lochmeier

Dr. HansPeter Lochmeier
Chairman of the Board
UBS Private Investor Funds, Inc.

------------------------
* 'The Private Bank', as used in this document, refers to Union Bank of Switzerland, New York Branch.

The semi-annual report must be accompanied or preceded by the Fund's prospectus.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

FUND PERFORMANCE

The UBS Small Cap Fund generated a year-to-date total return of 2.89% through June 30, 1998, which lagged the 4.91% total return that was chalked up by its benchmark, the Russell 2000 Total Return Index (the 'Russell 2000'). Since the Fund commenced operations on September 30, 1997, the Fund has experienced a cumulative loss of 2.89%, versus a cumulative gain of 1.40% for the Russell 2000.

The chart below provides a comparison of the Fund's performance to that of the Russell 2000. This chart compares total returns (which includes changes in share price and reinvestment of all income dividends and capital gains distributions) of a hypothetical $10,000 investment made on September 30, 1997* and held through June 30, 1998.

--------------------------------------------------------------------------------

                         [FUND PERFORMANCE GRAPH]

                                          Russell 2000 Total
            UBS Small Cap Fund               Return Index
            ------------------            ------------------
                $10,000                         $10,000
                  9,536                           9,561
                  9,366                           9,499
                  9,438                           9,665
                  9,327                           9,512
                 10,076                          10,215
                 10,499                          10,636
                 10,472                          10,695
                  9,907                          10,118
                  9,711                          10,140

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     Average Annual Total Return:

                                                                     UBS         RUSSELL 2000
                                                                  SMALL CAP      TOTAL RETURN
                                                                    FUND            INDEX
                                                                -------------    ------------

Six months ended June 30, 1998...............................        2.89%           4.91%
Since inception* through June 30, 1998.......................       (2.89%)          1.40%

------------

      * Commencement of operations -- September 30, 1997.

--------------------------------------------------------------------------------

PORTFOLIO ACTIVITY

The Fund got off to a strong start with an 11.25% total return in the first quarter of 1998, versus a 10.05% gain for the Russell 2000. Performance in the first quarter benefited from good performance in the Fund's consumer and transportation stocks. Unfortunately, it was a different story in the second quarter, with performance clearly on the disappointing side. During the three-month period ended in June, the Fund underperformed due to weak performance in its consumer, financial, and health care holdings, while the portfolio benefited from better than benchmark performance in its technology stocks. For the second period, our sector selection had virtually no impact on the Fund's returns, while poor stock selection accounted for the entire underperformance.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

Several stocks were responsible for most of the Fund's recent underperformance. After several years of excellent returns, Vesta Insurance, a property & casualty insurer, suffered a setback when accounting irregularities were discovered in its reinsurance operations and its CEO resigned. Another major holding, Landry's Seafood Restaurants, also experienced a greater than expected decline in same-store sales, which pummeled the stock price. The performance of these stocks, combined with the recent tumble in our oil-services stocks due to sliding energy prices, accounted for the lion's share of the Fund's underperformance in the second quarter.

Although unexpected fundamental events will surprise even the best prepared of investors from time to time, we are unhappy with the recent pattern of events and are redoubling our efforts to make sure that it does not happen again. We remain as committed as ever to our core investment disciplines of investing in reasonably valued, well managed companies with strong competitive positioning and rapidly growing sales and earnings. Although Fund results will inevitably fluctuate from one quarter to the next, we are convinced that patient investors will reap handsome long-term rewards from following such a disciplined investment strategy.

At present, the Fund is modestly overweighted relative to the Russell 2000 benchmark in consumer, health care, and capital goods names. The Fund also is moderately underweighted in the financial, communications, and technology sectors. Cash at quarter end was in the 7% range, which is slightly above our objective of remaining fully invested at all times.

SMALL CAP MARKET OUTLOOK

It's hard to argue with success, and large cap stocks certainly have had their share of it in the past few years. 1998 is off to another strong start for large cap equities, with the S&P 500 sprinting ahead 17.7% in the first half of the year. This performance outpaced the small cap Russell 2000 by almost 1300 basis points through June 30th. The large cap run has yet to show signs of abating, with the S&P 500 outperforming the Russell 2000 by another 260 basis points in the first two weeks of July.

We continue to think that small cap fundamentals remain attractive relative to their large cap brothers. Many investors are not aware that small cap profits have largely kept pace with large cap growth over the last five years. Indeed, small company earnings have grown at a 15.8% annual pace over the last half decade, while large cap profits have increased at a 16.4% annual clip. Similarly, small cap companies have managed to grow their sales per share at a 10.6% annual rate over the past five years, which exceeds large cap sales/share growth of 10.4%. In the most recent 12 months, small cap sales/share have grown 15.5%, versus an 11.7% increase for the S&P 500. The superior top line growth also has translated into strong bottom-line growth. Median small cap earnings rose 18.4% over the last 12 months, versus a 13.8% median increase for the S&P
500. In fact, small cap earnings have grown more quickly than large cap profits in each of the last four quarters. Meanwhile, the IBES analyst consensus is forecasting a 20.2% median increase in small cap profits in the year ahead, versus a projected median increase of 10.6% for the S&P 500. Over the next three to five years, the IBES consensus is projecting annual earnings growth of 20.5% for the Russell 2000 and a 14.1% yearly increase for the S&P 500.

In light of how strongly fundamentals appear to favor small cap stocks, it is somewhat puzzling that small cap stocks actually now rest at historical valuation lows relative to their large cap peers. This conclusion is affirmed whether we look at price to book, price to earnings, price to sales or price/earnings to long-term earnings growth. In almost every case, small cap stocks are at or below their historic relative valuation troughs back in 1990, right before the last major small cap rally.

At this point, we can only conclude that investors are not paying much attention to the fundamental case for small cap stocks. Instead, with the exception of an occasional well received Internet IPO, large

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------
cap stocks have received the unrelenting adoration of Wall Street, probably because of their favorable liquidity characteristics and the perception that they will hold up the best in any economic downturn or international crisis. As long as the Street remains entranced by the liquidity mantra, it will be difficult for small cap stocks to break loose. In the longer run, however, investors inevitably will be drawn to the favorable fundamentals that are girding small cap stock prices. When the mindset does change, we think small cap equities will be poised for a smart rally.

Paul A. Graham, Jr. CFA
Portfolio Manager

David N. Wabnik
Portfolio Manager

---------------------------

The Fund is not insured by the FDIC and is not a deposit with, an obligation of, or guaranteed by Union Bank of Switzerland. The Fund is subject to investment risks, including possible loss of principal amount invested.

Shares of the Fund are distributed by First Fund Distributors, Inc. which is not affiliated with Union Bank of Switzerland.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Investor Portfolios Trust -- UBS Small Cap Portfolio (the 'Portfolio') which is a separate fund with an identical investment objective.

Union Bank of Switzerland is voluntarily waiving all shareholder servicing fees for the Fund and reimbursing a portion of the Fund's expenses. Union Bank of Switzerland is also waiving a portion of its advisory fees for the Portfolio. If Union Bank of Switzerland had not waived fees and reimbursed expenses, total return would have been lower. Past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 2000 Total Return Index is an unmanaged index that includes 2,000 U.S. small capitalization stocks and is a common measure of the performance of the small capitalization segment of the U.S. stock market.

UBS Small Cap Fund
Statement of Assets and Liabilities
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust --
  UBS Small Cap Portfolio, at value.................................................     $21,380,262
Receivable from sale of capital stock...............................................          14,000
Deferred organization expenses and other assets.....................................          13,349
                                                                                         -----------
          Total Assets..............................................................      21,407,611
                                                                                         -----------

LIABILITIES:
Due to funds services agent.........................................................             758
Administrative services fees payable................................................           1,113
Payable from purchase of capital stock..............................................          71,190
Other accrued expenses..............................................................          24,252
                                                                                         -----------
          Total Liabilities.........................................................          97,313
                                                                                         -----------

NET ASSETS..........................................................................     $21,310,298
                                                                                         -----------
                                                                                         -----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         219,287
                                                                                         -----------
                                                                                         -----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................     $     97.18
                                                                                         -----------
                                                                                         -----------

COMPOSITION OF NET ASSETS:
Shares of common stock, at par......................................................     $       219
Additional paid-in capital..........................................................      21,639,117
Net unrealized depreciation of investments..........................................          (3,628)
Accumulated undistributed net investment loss.......................................         (11,248)
Accumulated undistributed net realized loss.........................................        (314,162)
                                                                                         -----------
          Net Assets................................................................     $21,310,298
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

UBS Small Cap Fund
Statement of Operations
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses from UBS Investor Portfolios
  Trust -- UBS Small Cap Portfolio
     Interest..........................................................                   $  60,006
     Dividends.........................................................                      39,135
                                                                                          ---------
          Investment income............................................                      99,141
     Total expenses....................................................     $ 94,108
     Less: Fee waiver..................................................      (42,256)
                                                                            --------
     Net expenses......................................................                      51,852
                                                                                          ---------
Net Investment Gain from UBS Investor Portfolios Trust -- UBS Small Cap
  Portfolio............................................................                      47,289

EXPENSES:
Shareholder service fees...............................................       22,998
Administrative services fees...........................................        5,979
Registration fees......................................................       16,821
Reports to shareholders expense........................................       11,332
Transfer agent fees....................................................        7,438
Legal fees.............................................................        5,411
Audit fees.............................................................        5,112
Fund accounting fees...................................................        4,463
Directors' fees........................................................        1,700
Miscellaneous expenses.................................................        4,327
                                                                            --------
     Total expenses....................................................       85,581
     Less: Fee waiver and expense reimbursements.......................      (27,044)
                                                                            --------
     Net expenses......................................................                      58,537
                                                                                          ---------
Net investment loss....................................................                     (11,248)
                                                                                          ---------

NET REALIZED AND UNREALIZED (LOSS) GAIN ON INVESTMENTS FROM UBS
  INVESTOR PORTFOLIOS TRUST -- UBS SMALL CAP PORTFOLIO
Net realized loss on securities transactions...........................                    (318,411)
Net change in unrealized appreciation of investments...................                     523,130
                                                                                          ---------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS Small Cap Portfolio..........................                     204,719
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................                   $ 193,471
                                                                                          ---------
                                                                                          ---------

------------------------
See notes to financial statements.

UBS Small Cap Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                                    ENDED        SEPTEMBER 30, 1997*
                                                                                JUNE 30, 1998          THROUGH
                                                                                 (UNAUDITED)      DECEMBER 31, 1997
                                                                                -------------    -------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss..........................................................    $    (11,248)       $    (2,313)
Net realized (loss) gain on securities transactions..........................        (318,411)             6,540
Net change in unrealized appreciation (depreciation) of investments..........         523,130           (526,758)
                                                                                -------------    -------------------
Net increase (decrease) in net assets resulting from operations..............         193,471           (522,531)
                                                                                -------------    -------------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares.............................................      11,099,656         12,731,529
Cost of shares redeemed......................................................      (1,936,827)          (255,000)
                                                                                -------------    -------------------
Net increase in net assets from transactions in shares of common stock.......       9,162,829         12,476,529
                                                                                -------------    -------------------

NET INCREASE IN NET ASSETS...................................................       9,356,300         11,953,998

NET ASSETS:
Beginning of period..........................................................      11,953,998          --
                                                                                -------------    -------------------
End of period (including undistributed net investment loss of $11,248).......    $ 21,310,298        $11,953,998
                                                                                -------------    -------------------
                                                                                -------------    -------------------

------------------------

* Commencement of operations.

See notes to financial statements.

UBS Small Cap Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED         SEPTEMBER 30, 1997*
                                                                   JUNE 30, 1998           THROUGH
                                                                    (UNAUDITED)       DECEMBER 31, 1997
                                                                   -------------     -------------------

FOR A SHARE OUTSTANDING FOR THE PERIOD
Net asset value, beginning of period...........................       $ 94.38              $100.00
                                                                   -------------          --------
Income from investment operations:
     Net investment loss.......................................         (0.05)                0.00
     Net realized and unrealized gain (loss) on investments....          2.85                (5.62)
                                                                   -------------          --------
Net asset value, end of period.................................       $ 97.18              $ 94.38
                                                                   -------------          --------
                                                                   -------------          --------
Total return...................................................          2.89%               (5.62%)(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)..................       $21,310              $11,954
     Ratio of expenses to average net assets(2)................          1.20% (4)            1.20% (3)(4)
     Ratio of net investment loss to average net assets(2).....         (0.12%)(4)           (0.10%)(3)(4)

------------------------

* Commencement of operations.
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Small Cap Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.75% (annualized) and 2.43% (annualized) for the respective periods.
(3) The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement were not ratified by shareholders until December 22, 1997. Prior to this date, investment advisory services were being provided without compensation.
(4) Annualized.

See notes to financial statements.

UBS Small Cap Fund
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL

UBS Small Cap Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At June 30, 1998, the Company included six other funds, UBS Bond Fund, UBS Value Equity Fund, UBS Institutional International Equity Fund, UBS High Yield Bond Fund, UBS International Equity Fund and UBS Large Cap Growth Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS Small Cap Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund. At June 30, 1998, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are include elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (54.34% at June 30, 1998). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in

UBS Small Cap Fund
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification.

E. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. For the six months ended June 30, 1998, the administrative services fee amounted to $5,979.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the six months ended June 30, 1998, the shareholder service fee amounted to $22,998, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENT -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 1.20% of the Fund's average daily net assets. For the six months ended June 30, 1998, UBS reimbursed the Fund for expenses totaling $4,046 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

UBS Small Cap Fund
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
At June 30, 1998 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund were as follows:

                                                       SIX MONTHS
                                                          ENDED        PERIOD FROM SEPTEMBER 30, 1997
                                                      JUNE 30, 1998     (COMMENCEMENT OF OPERATIONS)
                                                       (UNAUDITED)       THROUGH DECEMBER 31, 1997
                                                      -------------    ------------------------------
Shares subscribed..................................       112,064                  129,190
Shares redeemed....................................       (19,434)                  (2,533)
                                                      -------------             ----------
Net increase in shares outstanding.................        92,630                  126,657
                                                      -------------             ----------
                                                      -------------             ----------

UBS Small Cap Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         MARKET
SHARES                                      SECURITY DESCRIPTION                                          VALUE
------   -------------------------------------------------------------------------------------------   -----------
         COMMON STOCK -- 92.7%
         ADVERTISING -- 2.7%
33,700   HA-LO Industries, Inc.*....................................................................   $ 1,048,913
                                                                                                       -----------

         AEROSPACE/DEFENSE -- 1.3%
17,200   Kellstrom Industries, Inc.*................................................................       498,262
                                                                                                       -----------

         AIRLINES -- 1.4%
24,600   Mesaba Holdings, Inc.*.....................................................................       565,800
                                                                                                       -----------

         BANKING & FINANCIAL INSTITUTIONS -- 10.5%
27,900   Commercial Federal Corporation.............................................................       882,338
19,000   Imperial Bancorp*..........................................................................       570,000
 8,000   Investors Financial Services Corporation...................................................       424,000
30,750   North Fork Bancorporation, Inc.............................................................       751,453
29,800   Peoples Heritage Financial Group, Inc......................................................       704,025
 1,000   Pointe Financial Corporation*..............................................................        15,125
 5,200   UniCapital Corporation*....................................................................        99,450
 9,200   U.S. Trust Corporation.....................................................................       701,500
                                                                                                       -----------
                                                                                                         4,147,891
                                                                                                       -----------
         BIO-TECHNOLOGY -- 0.4%
10,000   COR Therapeutics, Inc.*....................................................................       138,750
                                                                                                       -----------

         BUILDING MATERIALS -- 3.9%
25,000   Elcor Corporation..........................................................................       631,250
16,800   Texas Industries, Inc......................................................................       890,400
                                                                                                       -----------
                                                                                                         1,521,650
                                                                                                       -----------
         COMMERCIAL SERVICES -- 1.9%
 1,600   ACSYS, Inc.*...............................................................................        22,000
17,400   Norrell Corporation........................................................................       346,913
19,500   Personnel Group of America, Inc............................................................       390,000
                                                                                                       -----------
                                                                                                           758,913
                                                                                                       -----------
         CONSUMER FOODS -- 4.2%
14,000   American Italian Pasta Company, Class A*...................................................       521,500
22,000   Richfood Holdings, Inc.....................................................................       455,125
19,500   U.S. Foodservice, Inc.*....................................................................       683,719
                                                                                                       -----------
                                                                                                         1,660,344
                                                                                                       -----------
         CONSUMER GOODS & SERVICES -- 1.7%
21,500   Central Garden & Pet Company*..............................................................       669,188
                                                                                                       -----------

         DRUGS & PHARMACEUTICALS -- 1.1%
22,200   NBTY, Inc..................................................................................       407,925
 1,000   Omega Protein Corporation*.................................................................        15,375
                                                                                                       -----------
                                                                                                           423,300
                                                                                                       -----------
         ELECTRONICS -- 2.9%
 7,000   AFC Cable Systems, Inc.*...................................................................       248,500
18,000   Sanmina Corporation*.......................................................................       780,750
 6,800   SpeedFam International, Inc.*..............................................................       125,375
                                                                                                       -----------
                                                                                                         1,154,625
                                                                                                       -----------
         ENVIRONMENTAL SERVICES -- 2.5%
40,500   Tetra Tech, Inc.*..........................................................................       982,125
                                                                                                       -----------

------------------------
See notes to financial statements.

UBS Small Cap Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         MARKET
SHARES                                      SECURITY DESCRIPTION                                          VALUE
------   -------------------------------------------------------------------------------------------   -----------
         HEALTH CARE PROVIDERS -- 2.8%
11,700   Genesis Health Ventures, Inc.*.............................................................   $   292,500
20,700   Pediatrix Medical Group Inc.*..............................................................       769,781
 1,200   Province Healthcare Company*...............................................................        33,225
                                                                                                       -----------
                                                                                                         1,095,506
                                                                                                       -----------
         HOME BUILDING -- 2.0%
26,400   Oakwood Homes Corp.........................................................................       792,000
                                                                                                       -----------

         HOUSEHOLD APPLIANCES -- 0.7%
12,600   Comfort Systems USA, Inc.*.................................................................       294,525
                                                                                                       -----------
         INSURANCE -- 4.8%
26,800   Horace Mann Educators Corporation..........................................................       924,600
21,400   Protective Life Corporation................................................................       785,113
 9,000   Vesta Insurance Group, Inc.................................................................       191,813
                                                                                                       -----------
                                                                                                         1,901,526
                                                                                                       -----------
         LODGING -- 2.0%
10,557   Patriot American Hospitality, Inc. REIT (a)................................................       252,708
13,600   Promus Hotel Corporation*..................................................................       523,600
                                                                                                       -----------
                                                                                                           776,308
                                                                                                       -----------
         MACHINERY -- 1.0%
52,000   ITEQ, Inc.*................................................................................       386,750
                                                                                                       -----------

         MANUFACTURING -- 2.0%
19,600   Kuhlman Corporation........................................................................       775,425
                                                                                                       -----------

         MEDICAL SUPPLIES -- 2.6%
22,950   Patterson Dental Company*..................................................................       840,544
 4,200   Safeskin Corporation*......................................................................       172,725
                                                                                                       -----------
                                                                                                         1,013,269
                                                                                                       -----------
         METALS & MINING -- 0.1%
 2,700   Hawk Corporation, Class A*.................................................................        47,588
                                                                                                       -----------
         OFFICE EQUIPMENT AND SUPPLIES -- 2.3%
13,700   United Stationers, Inc.*...................................................................       887,075
                                                                                                       -----------
         OIL SERVICES -- 4.5%
12,600   Friede Goldman International Inc.*.........................................................       363,825
20,700   Pride International, Inc*..................................................................       350,606
16,284   R&B Falcon Corporation*....................................................................       368,426
 8,500   Superior Energy Services, Inc.*............................................................        43,031
32,800   Tuboscope Inc.*............................................................................       647,800
                                                                                                       -----------
                                                                                                         1,773,688
                                                                                                       -----------
         PACKAGING -- 0.0%
   800   Ivex Packaging Corporation*................................................................        18,600
                                                                                                       -----------
         PRINTING & PUBLISHING -- 0.3%
 1,900   Consolidated Graphics, Inc.*...............................................................       112,100
                                                                                                       -----------
         REAL ESTATE -- 2.7%
26,500   Cabot Industrial Trust REIT (a)............................................................       566,438
29,200   Prime Group Realty Trust REIT (a)..........................................................       500,050
                                                                                                       -----------
                                                                                                         1,066,488
                                                                                                       -----------

------------------------
See notes to financial statements.

UBS Small Cap Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         MARKET
SHARES                                      SECURITY DESCRIPTION                                          VALUE
------   -------------------------------------------------------------------------------------------   -----------
         RETAIL -- 9.8%
37,400   Casey's General Stores, Inc................................................................   $   309,719
15,700   Ethan Allen Interiors Inc..................................................................       784,019
45,600   Foodmaker, Inc.*...........................................................................       769,500
41,000   General Nutrition Companies, Inc...........................................................       638,063
31,700   Landry's Seafood Restaurants, Inc.*........................................................       573,570
 3,800   Paul Harris Stores, Inc.*..................................................................        50,350
30,000   Pier 1 Imports, Inc........................................................................       716,250
                                                                                                       -----------
                                                                                                         3,841,471
                                                                                                       -----------
         SCIENTIFIC INSTRUMENTS -- 2.8%
18,900   Waters Corporation*........................................................................     1,113,917
                                                                                                       -----------
         TECHNOLOGY -- 7.2%
 5,400   Coherent, Inc.*............................................................................        92,643
 3,100   Dallas Semiconductor Corporation...........................................................        96,100
37,300   Datastream Systems, Inc.*..................................................................       711,031
12,200   Methode Electronics, Inc., Class A.........................................................       189,100
20,300   Paxar Corporation*.........................................................................       233,450
 9,000   SPSS, Inc.*................................................................................       209,250
19,000   Technology Solutions Company*..............................................................       602,063
16,800   Zebra Technologies Corporation*............................................................       718,200
                                                                                                       -----------
                                                                                                         2,851,837
                                                                                                       -----------
         TRANSPORTATION -- 8.8%
15,200   Airborne Freight Corporation...............................................................       531,050
24,400   Coach USA, Inc.*...........................................................................     1,113,246
22,500   Expeditors International of Washington, Inc................................................       990,000
41,100   Swift Transportation Co., Inc..............................................................       814,294
                                                                                                       -----------
                                                                                                         3,448,590
                                                                                                       -----------
         WATER TREATMENT SYSTEMS -- 1.8%
25,500   United States Filter Corporation*..........................................................       715,594
                                                                                                       -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 92.7%
  (COST $36,226,645)................................................................................    36,482,018
OTHER ASSETS IN EXCESS OF LIABILITIES -- 7.3%.......................................................     2,862,265
                                                                                                       -----------
NET ASSETS -- 100.0%................................................................................   $39,344,283
                                                                                                       -----------
                                                                                                       -----------

------------------------

(a) REIT -- Real Estate Investment Trust

 * Non-income producing security.

Note: Based upon the cost of investments of $36,226,645 for Federal Income Tax purposes at June 30, 1998, the aggregate gross unrealized appreciation and depreciation was $3,569,954 and $3,314,581, respectively, resulting in net unrealized appreciation of $255,373.

See notes to financial statements.

UBS Small Cap Portfolio
Statement of Assets and Liabilities
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $36,226,645)..........................................     $36,482,018
Cash.............................................................................       5,399,923
Dividends and interest receivable................................................          40,336
Deferred organization expenses and other assets..................................             310
                                                                                      -----------
          Total Assets...........................................................      41,922,587
                                                                                      -----------

LIABILITIES:
Investment advisory fees payable.................................................           6,491
Administrative services fees payable.............................................           2,244
Payable for investment securities purchased......................................       2,527,946
Other accrued expenses...........................................................          41,623
                                                                                      -----------
          Total Liabilities......................................................       2,578,304
                                                                                      -----------

NET ASSETS.......................................................................     $39,344,283
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.

UBS Small Cap Portfolio
Statement of Operations
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest..............................................................     $117,805
Dividends.............................................................       76,999
                                                                           --------
          Investment income...........................................                   $  194,804

EXPENSES:
Investment advisory fees..............................................      109,636
Administrative services fees..........................................       12,791
Custodian fees and expenses...........................................       22,426
Audit fees............................................................       18,608
Fund accounting fees..................................................       17,356
Legal fees............................................................        2,036
Trustees' fees........................................................        1,984
Insurance expense.....................................................          739
Miscellaneous expenses................................................        1,564
                                                                           --------
          Total expenses..............................................      187,140
          Less: Fee waiver............................................      (84,593)
                                                                           --------
          Net expenses................................................                      102,547
                                                                                         ----------
Net investment income.................................................                       92,257
                                                                                         ----------

NET REALIZED AND UNREALIZED (LOSS) GAIN ON INVESTMENTS
Net realized loss on securities transactions..........................                     (690,267)
Net change in unrealized appreciation of investments..................                    1,265,609
                                                                                         ----------
Net realized and unrealized gain on investments.......................                      575,342
                                                                                         ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................                   $  667,599
                                                                                         ----------
                                                                                         ----------

------------------------
See notes to financial statements.

UBS Small Cap Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                                    ENDED        SEPTEMBER 30, 1997*
                                                                                JUNE 30, 1998          THROUGH
                                                                                 (UNAUDITED)      DECEMBER 31, 1997
                                                                                -------------    -------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment gain (loss)...................................................    $     92,257        $    (1,481)
Net realized (loss) gain on securities transactions..........................        (690,267)            14,491
Net change in unrealized appreciation (depreciation)
  of investments.............................................................       1,265,609         (1,010,236)
                                                                                -------------    -------------------
Net increase (decrease) in net assets resulting from operations..............         667,599           (997,226)
                                                                                -------------    -------------------

CAPITAL TRANSACTIONS:
Proceeds from contributions..................................................      15,251,180         28,559,733
Value of withdrawals.........................................................      (3,570,284)          (566,719)
                                                                                -------------    -------------------
Net increase in net assets from capital transactions.........................      11,680,896         27,993,014
                                                                                -------------    -------------------

NET INCREASE IN NET ASSETS...................................................      12,348,495         26,995,788

NET ASSETS:
Beginning of period..........................................................      26,995,788          --
                                                                                -------------    -------------------
End of period................................................................    $ 39,344,283        $26,995,788
                                                                                -------------    -------------------
                                                                                -------------    -------------------

------------------------

* Commencement of operations.

See notes to financial statements.

UBS Small Cap Portfolio
Financial Highlights
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                                    ENDED        SEPTEMBER 30, 1997*
                                                                                JUNE 30, 1998          THROUGH
                                                                                 (UNAUDITED)      DECEMBER 31, 1997
                                                                                -------------    -------------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)................................      $39,344             $26,996
     Ratio of expenses to average net assets(1)..............................         0.56%(3)            1.06% (2)(3)
     Ratio of net investment gain to average net assets(1)...................         0.50%(3)           (0.03%)(2)(3)
     Portfolio turnover......................................................            9%                  3%

------------------------
* Commencement of operations.
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.46% (annualized) and 0.09% (annualized) for the respective periods.
(2) The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement were not ratified by shareholders until December 22, 1997. Prior to this date, investment advisory services were being provided without compensation.
(3) Annualized.

See notes to financial statements.

UBS Small Cap Portfolio
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL

UBS Small Cap Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York. At June 30, 1998, all of the beneficial interests in the Portfolio were held by the UBS Small Cap Fund and UBS Small Cap Fund, Ltd.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS Asset Management (New York), Inc. ('UBSAM') is the sub-advisor of the portfolio. Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

D. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS, UBSAM and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser and UBSAM as investment sub-adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee,

UBS Small Cap Portfolio
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
accrued daily and payable monthly, at an annual rate of 0.60% of the Portfolio's average daily net assets. UBS, in turn, has agreed to pay UBSAM a fee, accrued daily and payable monthly, at an annual rate of 0.40% of the Portfolio's first $25 million average daily net assets, 0.325% of the Portfolio's next $25 million average daily net assets and 0.25% of the Portfolio's average daily net assets in excess of $50 million. For the six months ended June 30, 1998, the investment advisory fee amounted to $109,636. UBS voluntarily agreed to waive $84,593 of this amount.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. For the six months ended June 30, 1998, the administrative services fee amounted to $12,791.

4. PURCHASE AND SALES OF INVESTMENTS
For the six months ended June 30, 1998, purchases and sales of investment securities, excluding short-term investments, aggregated to $12,818,087 and $3,027,231, respectively.

--------------------------------------------------------------------------------

                               UBS Small Cap Fund
                              200 Clarendon Street
                           Boston, Massachusetts 02116



Investment Adviser                        Union Bank of Switzerland
                                          New York Branch
                                          1345 Avenue of the Americas
                                          New York, NY 10105

Administrator                             Investors Bank & Trust Company
                                          200 Clarendon Street
                                          Boston, Massachusetts 02116

Distributor                               First Fund Distributors, Inc.
                                          4455 East Camelback Road
                                          Phoenix, AZ 85018

Custodian and Transfer Agent              Investors Bank & Trust Company
                                          200 Clarendon Street
                                          Boston, Massachusetts 02116

--------------------------------------------------------------------------------